Subsequent Events (Details) $ / shares in Units, $ in Thousands					2 Months Ended	6 Months Ended
	Aug. 29, 2023 USD ($) Vessel Contract Installment t	Jul. 17, 2023 USD ($) shares	Apr. 17, 2023 USD ($) shares	Jan. 17, 2023 USD ($) shares	Sep. 08, 2023 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 28, 2023 shares	Feb. 10, 2023 $ / shares	Dec. 31, 2022 shares
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)						525,930				519,172
Private Placement Warrants [Member]
Exercises of Private Placement Warrants [Abstract]
Warrants exercised						8,353,121
Warrants outstanding						6,646,879
Warrant exercise price (in dollars per share) | $ / shares						$ 20.2			$ 20.2
Series C Preferred Stock [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Dividend paid | $			$ 268	$ 240		$ 508	$ 300
Preferred stock, shares outstanding (in shares)			10,000	10,000		10,991		10,991
Series D Preferred Stock [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Dividend paid | $			$ 327	$ 161		$ 487	$ 0
Preferred stock, shares outstanding (in shares)			9,172	9,172		13,739				9,172
Subsequent Event [Member]
Exercises of Private Placement Warrants [Abstract]
Common shares available for issuance if warrants are exercised on cash basis (in shares)					100,000
Common shares available for issuance if warrants are exercised on cashless basis (in shares)					75,000
Subsequent Event [Member] | Investment in Chemical Tanker Newbuildings [Member]
Investment in Chemical Tanker Newbuildings [Abstract]
Number of newbuilding contracts | Contract	2
Number of chemical tanker newbuildings | Vessel	2
Dwt | t	6,600
Committed investment | $	$ 4,130
Number of payment installments | Installment	3
Payment installment | $	$ 1,380
Subsequent Event [Member] | Private Placement Warrants [Member]
Exercises of Private Placement Warrants [Abstract]
Warrants exercised					4,646,879
Shares issued after alternative cashless exercise of private placement warrants (in shares)					174,258
Warrants outstanding					2,000,000
Warrant exercise price (in dollars per share) | $ / shares					$ 20.2
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Dividend payable, date to be paid		Jul. 17, 2023
Dividend paid | $		$ 307
Preferred stock, shares outstanding (in shares)		10,991
Dividend payable, date of record		Jul. 14, 2023
Subsequent Event [Member] | Series C Preferred Stock [Member] | Executive Management and Non-Executive Directors [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)		4,323
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Dividend payable, date to be paid		Jul. 17, 2023
Dividend paid | $		$ 240
Preferred stock, shares outstanding (in shares)		13,739
Dividend payable, date of record		Jul. 14, 2023